SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

         File No. 33-57430

         Pre-Effective Amendment No.                              [ ]

         Post-Effective Amendment No. 9                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

         File No. 811-7446

         Amendment No.   9                                        [X]

                        (Check appropriate box or boxes)


                     AMERICAN CENTURY PREMIUM RESERVES, INC.
               __________________________________________________
               (Exact Name of Registrant as Specified in Charter)

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
   _______________________________________________________________________
  (Address of Principal Executive Offices)                       (Zip Code)


        Registrant's Telephone Number, Including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
         ______________________________________________________________
                     (Name and address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 1999

It is proposed that this filing will become effective (check appropriate box)

 [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
 [X]  on August 1, 1999 pursuant to paragraph (b) of Rule 485
 [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
 [ ]  on (date) pursuant to paragraph (a) of Rule 485
 [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
 [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
This filing is being made to extend the date of effectiveness of the Registrant's Post-Effective Amendment No. 8 to August 1, 1999. The Post-Effective Amendment originally requested effectiveness as of July 6, 1999.

The following documents are hereby incorporated by reference:

* Prospectus for each of the funds under the issuer American Century Premium Reserves, Inc., dated July 6, 1999 filed pursuant to Rule 485(a) on May 7, 1999 (Accession No. 0000896308-99-000003).

* Statement of Additional Information for American Century Premium Reserves, Inc., dated July 6, 1999 filed pursuant to Rule 485(a) on May 7, 1999 (Accession No. 0000896308-99-000003).

* Part C to the Registration Statement of American Century Premium Reserves, Inc., dated July 6, 1999 filed pursuant to Rule 485(a) on May 7, 1999 (Accession No. 0000896308-99-000003).

Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 2nd day of July, 1999.

                                  American Century Premium Reserves, Inc.
                                              (Registrant)

                                  By: /s/George A. Rio
                                      George A. Rio
                                      President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 9 has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                               Date
       ---------                         -----                               ----
/*/ George A. Rio                 President, Principal Executive        July 2, 1999
-------------------------         and Principal Financial
George A. Rio                     Officer

/*/ Maryanne Roepke               Vice President, Treasurer and         July 2, 1999
-------------------------         Principal Accounting Officer
Maryanne Roepke

/*/ James E. Stowers, Jr.         Director                              July 2, 1999
-------------------------
James E. Stowers, Jr.

/*/ James E. Stowers III          Director                              July 2, 1999
-------------------------
James E. Stowers, III

/*/ Thomas A. Brown               Director                              July 2, 1999
-------------------------
Thomas A. Brown

/*/ Robert W. Doering, M.D.       Director                              July 2, 1999
-------------------------
Robert W. Doering, M.D.

/*/ Andrea C. Hall, Ph.D.         Director                              July 2, 1999
-------------------------
Andrea C. Hall, Ph.D.

/*/ Donald H. Pratt               Director                              July 2, 1999
-------------------------
Donald H. Pratt

/*/ Lloyd T. Silver, Jr.          Director                              July 2, 1999
-------------------------
Lloyd T. Silver, Jr.

/*/ M. Jeannine Strandjord        Director                              July 2, 1999
-------------------------
M. Jeannine Strandjord

/*/ D. D. (Del) Hock              Director                              July 2, 1999
-------------------------
D. D. (Del) Hock


*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact